Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 2,604	$ 2,267
Less: accumulated depreciation and amortization	(2,203)	(1,972)
Total property and equipment, net	401	295
Depreciation and amortization	238	407	548
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,060	1,934
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	135	98
Less: accumulated depreciation and amortization	(50)	(22)
Total property and equipment, net			448
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	285	188
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 124	$ 47